Financing Receivables, net (Tables)	12 Months Ended
Dec. 31, 2024
Financing Receivables, net
Schedule of activity of financing receivable
	Principal	Interest	Total
Balance as of December 31, 2023	$41,197,763	$3,585,248	$44,783,011
Increase in accrued interest	-	1,840,722	1,840,722
Translation adjustments	(1,125,427)	(124,067)	(1,249,494)
Balance as of December 31, 2024	$40,072,336	$5,301,903	$45,374,239
Allowance for credit losses			(2,268,712)
Financing receivables, net			43,105,527
	Principal	Interest	Total
Balance as of December 31, 2022	$42,412,500	$1,451,692	$43,864,192
Increase in accrued interest	-	2,180,970	2,180,970
Translation adjustments	(1,214,737)	(47,414)	(1,262,151)
Balance as of December 31, 2023	$41,197,763	$3,585,248	$44,783,011
Allowance for credit losses			(2,239,151)
Financing receivables, net			42,543,860

Schedule of allowance for credit losses
	December 31,	December 31,
	2024	2023
Balance at beginning of year	$2,239,151	$-
Change in allowance for credit losses	92,036	2,245,159
Translation adjustments	(62,475)	(6,008)
Balance at end of year	$2,268,712	$2,239,151